                                                                    June 2, 2003

                     Cohen & Steers Equity Income Fund, Inc.
                          Supplement to the Prospectus
                                Dated May 1, 2003

Beginning August 4, 2003, the Fund will charge to certain investors that are authorized to purchase Class A shares at net asset value without regard to investment amount ("NAV Purchases") a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the time of any NAV Purchase. Please note that this will only apply to NAV Purchases made in the Fund on or after August 4, 2003. Any NAV Purchases made in the Fund prior to August 4, 2003 will not be subject to a redemption fee. The Fund has adopted this redemption fee in an effort to further the interests of longer-term shareholders, who are adversely affected when Class A shares are sold soon after the NAV purchase.

The Fund will not charge this fee on Class A shares that are acquired by reinvestment of dividends or distributions. For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first.

As a result, effective August 4, 2003 the information below supplements and changes the following sections of the Fund's prospectus:



                                                                         Class A
                                                                         -------

Shareholder Fees (fees paid directly from your investment):
         Maximum sales charge (load) (as a percentage
           of offering price).........................................    4.50%(1)
         Maximum sales charge (load) imposed on reinvested
           dividends (and other distributions)........................    0%
         Maximum deferred sales charge (load) (as a
           percentage of original purchase price or
           redemption proceeds, whichever is lower)...................    0%(2)
         Redemption Fee (as a percentage of redemption proceeds;
           also imposed on Exchanges):................................    1.00% during
                                                                          the first six months;
                                                                          0% thereafter(3)

----------
(1)  Sales charges are reduced for large purchases.
(2) A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following a purchase without a sales charge.
(3) The redemption fee is charged only to certain investors that are authorized to purchase Class A shares at net asset value without regard to investment amount.


         Annual Fund Operating Expenses* (expenses that are deducted from
           Fund assets)
         Management Fee ........................................................        0.75%
         Distribution (12b-1) Fees .............................................        0.25%
                  Service Fee ..................................................        0.10%
                  Other Expenses ...............................................        0.22%
                                                                                        ----
         Total Other Expenses ..................................................        0.57%
                                                                                        ----
         Total Annual Fund Operating Expenses ..................................        1.32%
                                                                                        ====


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of those periods. The Example also shows the expenses assuming no redemption. In addition, the Example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 year  3 years 5 years 10 years
                                           ------  ------- ------- --------
                                           578     $849     $1,141     $1,969

                                   *    *    *


HOW TO PURCHASE AND SELL FUND SHARES

PURCHASING THE CLASS OF FUND SHARES THAT IS BEST FOR YOU

o Redemption Fees                       A percentage fee deducted from
                                        your redemption amount.

CLASS A SHARES

Sales at Net Asset Value. Class A shares of the Fund may be sold at net asset value (i.e., without a sales charge) to certain investors, including investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services ("NAV Purchases"). See the SAI for additional information on NAV Purchases. The Fund will charge a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the time of any NAV Purchase. See "How to Sell Fund Shares - Other Redemption Information - Payment of Redemption Proceeds."

EXCHANGE PRIVILEGE

The Fund will charge a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the time of any NAV Purchase. See "How to Sell Fund Shares - Other Redemption Information - Payment of Redemption Proceeds."

HOW TO SELL FUND SHARES

Other Redemption Information

Payment of Redemption Proceeds. The Fund will charge a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the time of any NAV Purchase. Since the Fund is designed to be a long-term investment, this fee is intended to compensate the Fund for the costs imposed when NAV Purchases are redeemed shortly after the purchase. The Fund will not charge this fee on Class A shares that are acquired by reinvestment of dividends or distributions. For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first.

                                                                    June 2, 2003

                     Cohen & Steers Equity Income Fund, Inc.
              Supplement to the Statement of Additional Information
                                Dated May 1, 2003

Beginning August 4, 2003, the Fund will charge to certain investors that are authorized to purchase Class A shares at net asset value without regard to investment amount ("NAV Purchases") a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the time of any NAV Purchase. Please note that this will only apply to NAV Purchases made in the Fund on or after August 4, 2003. Any NAV Purchases made in the Fund prior to August 4, 2003 will not be subject to a redemption fee. The Fund has adopted this redemption fee in an effort to further the interests of longer-term shareholders, who are adversely affected when Class A shares are sold soon after the NAV purchase.

The Fund will not charge this fee on Class A shares that are acquired by reinvestment of dividends or distributions. For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first.

As a result, effective August 4, 2003 the information below supplements and changes the following sections of the Fund's statement of additional information:


REDUCING THE INITIAL SALES LOAD ON CLASS A SHARES

     Sales at Net Asset Value. The Fund will charge a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the NAV Purchase. See "Sale of Fund Shares."


SALE OF FUND SHARES

The Fund will charge a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the NAV Purchase. Since the Fund is designed to be a long-term investment, this fee is intended to compensate the Fund for costs imposed when NAV Purchases are redeemed shortly after the purchase. The Fund will not charge this fee on Class A shares that are acquired by reinvestment of dividends or distributions. For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first.